Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Operating Income (Loss) by Operating Segment

Information with respect to our operating income (loss) by segment is as follows:

	For the three months ended March 31, 2017				For the three months ended March 31, 2016
	Direct to Customer	International Third Party Distributor	Airline and Hong Kong Retail	Totals	Direct to Consumer	International Third Party Distributor	Airline and Hong Kong Retail	Totals

Net Sales	$6,941,251	$480,481	$225,387	$7,647,119	$2,491,885	$1,231,789	$-	$3,723,644

Cost of Sales	1,786,765	266,794	100,021	2,153,580	569,354	627,342	-	1,196,696
Gross profit	5,154,486	213,687	125,366	5,493,539	1,922,501	604,447	-	2,526,948

Operating expenses:
General and administrative	2,160,012	258,931	63,326	2,482,269	836,795	122,522	-	959,317
Selling and marketing	3,333,560	33,182	23,202	3,389,944	1,638,447	14,080	-	1,652,527
Total operating expense	5,493,572	292,113	86,528	5,872,213	2,475,242	136,602	-	2,611,844

Operating income (loss)	$(339,086)	$(78,426)	$38,838	$(378,674)	$(552,471)	$467,845	$-	$(84,896)

Information with respect to our operating income (loss) by segment is as follows:

	For the year ended December 31, 2016			For the year ended December 31, 2015
	DRTV Consumer	International Third Party Distributor	Totals	DRTV Consumer	International Third Party Distributor	Totals

NET SALES	$12,478,174	$4,310,562	$16,788,736	$18,779,285	$5,316,884	$24,096,169

COST OF SALES	2,820,869	2,177,813	4,998,682	4,902,720	2,772,544	7,675,264

Gross profit	9,657,305	2,132,749	11,790,054	13,876,565	2,544,340	16,420,905

Operating expenses:
General and administrative	4,008,049	250,128	4,258,177	4,724,577	656,242	5,380,819
Selling and marketing	8,484,184	30,450	8,514,634	12,325,620	102,694	12,428,314
Total operating expenses	12,492,233	280,578	12,772,811	17,050,197	758,936	17,809,133

Operating income (loss)	$(2,834,928)	$1,852,171	$(982,757)	$(3,173,632)	$1,785,404	$(1,388,228)

Schedule of Selected Balance Sheet Information by Segment

Selected balance sheet information by segment is presented in the following table as of:

	March 31, 2017	December 31, 2016
Direct to Consumer	$20,312,867	$4,454,701
International Third Party Distributor	24,100	84,713
Airline/Other Retail	466,956	-
Total Assets	$20,803,923	$4,539,414

Selected balance sheet information by segment is presented in the following table as of December 31:

	2016	2015
DRTV Consumer	$4,454,701	$4,242,502
International Third Party Distributor	84,713	37,825
Total Assets	$4,539,414	$4,280,327